Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	Syneron Medical Ltd.
Entity Central Index Key	0001291361
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	35,328,771
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No